Transition Period Comparative Data	12 Months Ended
Jun. 30, 2016
Transition Period Comparative Data
Transition Period Comparative Data

14.      Transition Period Comparative Data

	Three months ended	Three months ended
	June 30, 2016 (Audited)	June 30, 2015 (Unaudited)

Operating Data:
Expenses
Research and development	$709,314	$228,125
General and administrative	968,734	625,917
	1,678,048	854,042
Other income (expenses)
Grant income	20,500	29,999
Interest income	186	175
Change in fair value of warrant derivative liability	(860,275)	1,571
Total other income (expenses)	(839,589)	31,745

Net loss for the period	$(2,517,637)	$(822,297)

Loss per share - basic and diluted	$(0.17)	$(0.11)

Weighted average number of shares outstanding – basic and diluted	15,111,088	7,823,683

Cash flow Data:
Net cash used in operating activities	$(1,100,342)	$(576,492)
Net cash used in investing activities	(47,215)	(23,378)
Net cash provided by financing activities	2,572,896	4,241,627
Net increase in cash for the period	$1,425,339	$3,641,757